RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of related parties

Name of Related Party	Relationship to the Company
Ms. Fan Zhou	Controlling shareholder of the Company
China Youth Langton (Canada) Education Technology Co. Ltd. (“Langton”)	Related due to Ms. Fan Zhou and her immediate family member were directors of Langton before June 2021
Kelly Xu	Operation manager and minority shareholder of Lowell
Rusheng Wu	Principal of Toronto ESchool and spouse of the minority shareholder of Toronto ESchool

Schedule of due from related party

	March 31,	March 31,
	2023	2022

Due from Langton	$–	$120,075
Due from minority interest shareholder (Lowell Academy)	–	120,723
Due from Kelly Xu (Lowell Academy)	191,595	167,520
Due from Jason Wang as minority interest shareholder (Princeton Education)	–	24,358
Total	$191,595	$432,676

Schedule of due to related parties

	March 31,	March 31,
Name	2023	2022

Ms. Fan Zhou (a)	$4,165,912	$7,149,165
Minority interest shareholder at MTM Animation (b)	–	67,488
Rusheng Wu	–	2,368
Total	$4,165,912	$7,219,022

(a)	The balance represented unsecured, due on demand and interest free borrowings between the Company and the controlling shareholder, Ms. Fan Zhou. Ms. Fan Zhou periodically provides funds to support the Company’s investment and acquisition when needed. Refer to Note 4 and Note 20.
(b)	Per purchase agreement, the original shareholder of MTM Animation has right to withdraw their original shareholder advance subsequent to the Closing date. The balance is unsecured, due on demand and interest free. As at March 31, 2023 and 2022, the minority shareholder has withdrawn most of shareholder advance balance from MTM Animation and has an outstanding balance of $62,799 (included accounts payable as at March 31, 2023) and $67,488 respectively.